May 2, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             M Fund (the “Registrant”)

Registration Nos. 33-95472 and 811-9082

Post-Effective Amendment No. 31

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the Prospectus and Statement of Additional Information for the above referenced Registrant that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A which was filed electronically on April 25, 2016 (Accession No. 0001104659-16-113772).

Please do not hesitate to contact the undersigned at (617) 662-1504 if you have any questions regarding this filing.

Very truly yours,

/s/ Brian F. Link
Brian F. Link, Esq.